July 14, 2011

Mr. Larry Spirgel
Securities & Exchange Commission
Washington, DC 20549

RE:         Steele Resources Corporation
Form 10-K for the fiscal year ended December 31, 2010
Filed March 31, 2011, as amended May 20, 2011
Form 10-Q for the quarter ended March 31, 2011
Filed May 16, 2011
Forms 8-K filed April 27, 2011 and May 5, 2011
File No. 000-53474

Dear Mr. Spirgel:

In response to your letter dated June 8, 2011, the Management of Steele Resources Corporation acknowledges that:

•	Steele Resources is responsible for the adequacy and accuracy of the disclosure in the filings.
•	SEC staff comments or changes to disclosure in response to staff comments in the filings reviewed by the staff do not foreclose the Commission from taking any action with respect to the filing.
•	Steele Resources may not assert staff comments as a defense in any proceedings initiated by the Commission or any person under the federal securities laws of the United States.

Sincerely,

/s/ A. Scott Dockter
A. Scott Dockter
President

/s/ David Bridgeford
David Bridgeford
Chief Financial Officer

3081 Alhambra Dr. Suite 208
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